Commitments and contingencies: Additional information (Details) $ in Thousands					12 Months Ended
	Aug. 21, 2019 MXN ($)	Sep. 20, 2017 USD ($)	Mar. 21, 2015 USD ($)	Mar. 21, 2015 MXN ($)	Dec. 31, 2020 USD ($) room	Dec. 31, 2020 MXN ($) room	Dec. 31, 2019 USD ($) D	Dec. 31, 2019 MXN ($) D	Dec. 31, 2018 MXN ($)	Sep. 30, 2020 MXN ($)	Aug. 19, 2020 MXN ($)
Commitments and contingencies:
Contingent rents recognised as expense			$ 23,550	$ 469
Leasing						$ 6,304		$ 5,232
Number of hotel rooms | room					450	450
Service expenses		$ 29,700,000				$ 275,206		325,613	$ 310,065
Insurance revenue					$ 7,300,000	158,906	$ 15,700,000	289,822
Other income						158,881		204,719	$ 134,637
Restricted cash and cash equivalents						$ 5,055		$ 165,622
Number of days extension for concession contracts | D							541	541
Percentage of amortization of concessionaries per year					15.00%	15.00%
Estimated financial effect	$ 73,000
Deferment investments										$ 2,292,355	$ 2,292,355
Maximum
Commitments and contingencies:
Period that Amparo proceedings will resolve	2 years
Aeropuerto de Cancun
Commitments and contingencies:
Estimated financial effect						$ 865,000
Aeropuerto de Cancun | Legal proceedings contingent liability
Commitments and contingencies:
Legal proceedings provision						$ 116,000